Loans Receivable, Net	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Loans Receivable, Net
Loans Receivable, Net

Loans receivable, net, consisted of the following as of the dates shown:

	December 31, 2015	December 31, 2014
Residential Real Estate Loans	$76,373,071	$77,282,817
Consumer Loans	50,380,289	50,391,224
Commercial Business	12,514,133	10,564,467
Commercial Real Estate	200,083,125	209,530,209
Total Loans Held For Investment	339,350,618	347,768,717
Loans Held For Sale	2,462,559	1,864,999
Total Loans Receivable, Gross	341,813,177	349,633,716
Less:
Allowance For Loan Losses	8,275,133	8,357,496
Loans In Process	2,902,849	1,379,114
Deferred Loan Fees	62,466	22,611
	11,240,448	9,759,221
Total Loans Receivable, Net	$330,572,729	$339,874,495

Changes in the allowance for loan losses for the years ended December 31, 2015, 2014 and 2013 are summarized as follows:

	2015	2014	2013
Balance At Beginning Of Period	$8,357,496	$10,241,970	$11,318,371
Provision For Loan Losses	—	450,000	2,645,381
Charge Offs	(1,516,468)	(3,114,833)	(5,209,830)
Recoveries	1,434,105	780,359	1,488,048
Total Allowance For Loan Losses	$8,275,133	$8,357,496	$10,241,970

The Company uses a risk based approach based on the following credit quality measures when analyzing the loan portfolio: pass, caution, special mention, and substandard. These indicators are used to rate the credit quality of loans for the purposes of determining the Company’s allowance for loan losses. Pass loans are loans that are performing and are deemed adequately protected by the net worth of the borrower or the underlying collateral value. These loans are considered to have the least amount of risk in terms of determining the allowance for loan losses. Loans that are graded as substandard are considered to have the most risk. These loans typically have an identified weakness or weaknesses and are inadequately protected by the net worth of the borrower or collateral value. All loans 60 days or more past due are automatically classified in this category. The caution and special mention categories fall in between the pass and substandard grades and consist of loans that possess weaknesses that do not currently expose the Company to sufficient risk to warrant adverse classification.

(4)      Loans Receivable, Net, Continued

The following tables list the loan grades used by the Company as credit quality indicators and the balance in each category at the dates presented, excluding loans held for sale.

	Credit Quality Measures
December 31, 2015	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$67,605,311	$1,264,415	$607,336	$6,896,009	$76,373,071
Consumer	46,344,056	2,510,519	81,617	1,444,097	50,380,289
Commercial Business	10,519,123	1,465,136	102,046	427,828	12,514,133
Commercial Real Estate	129,242,390	43,863,659	17,304,431	9,672,645	200,083,125
Total	$253,710,880	$49,103,729	$18,095,430	$18,440,579	$339,350,618

	Credit Quality Measures
December 31, 2014	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$69,163,911	$956,976	$639,638	$6,522,292	$77,282,817
Consumer	48,283,560	1,046,624	128,033	933,007	50,391,224
Commercial Business	9,691,685	340,706	202,895	329,181	10,564,467
Commercial Real Estate	125,339,273	32,549,335	35,169,358	16,472,243	209,530,209
Total	$252,478,429	$34,893,641	$36,139,924	$24,256,723	$347,768,717

The following table presents an age analysis of past due balances by category at December 31, 2015.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$1,144,381	$3,306,675	$4,451,056	$71,922,015	$76,373,071
Consumer	710,881	282,314	575,866	1,569,061	48,811,228	50,380,289
Commercial Business	101,201	—	178,076	279,277	12,234,856	12,514,133
Commercial Real Estate	3,309,287	929,819	2,973,135	7,212,241	192,870,884	200,083,125
Total	$4,121,369	$2,356,514	$7,033,752	$13,511,635	$325,838,983	$339,350,618

The following table presents an age analysis of past due balances by category at December 31, 2014.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$1,087,299	$3,061,339	$4,148,638	$73,134,179	$77,282,817
Consumer	1,868,787	91,223	573,644	2,533,654	47,857,570	50,391,224
Commercial Business	162,481	99,784	246,977	509,242	10,055,225	10,564,467
Commercial Real Estate	4,544,813	1,094,701	9,859,689	15,499,203	194,031,006	209,530,209
Total	$6,576,081	$2,373,007	$13,741,649	$22,690,737	$325,077,980	$347,768,717

(4)      Loans Receivable, Net, Continued

At December 31, 2015 and 2014, the Company did not have any loans that were 90 days or more past due and still accruing interest. Our strategy is to work with our borrowers to reach acceptable payment plans while protecting our interests in the existing collateral.  In the event an acceptable arrangement cannot be reached, we may have to acquire these properties through foreclosure or other means and subsequently sell, develop, or liquidate them. The following table shows non-accrual loans by category at December 31, 2015 compared to 2014.

	At December 31, 2015		At December 31, 2014		$	%
	Amount	Percent (1)	Amount	Percent (1)	Increase (Decrease)	Increase (Decrease)
Non-accrual Loans:
Residential Real Estate	$3,306,675	1.0%	$3,061,339	0.9%	$245,336	8.0%
Commercial Business	178,076	0.1	246,977	0.1	(68,901)	(27.9)
Commercial Real Estate	2,973,135	0.8	9,859,689	2.8	(6,886,554)	(69.8)
Consumer	575,866	0.2	573,644	0.2	2,222	0.4
Total Non- accrual Loans	$7,033,752	2.1%	$13,741,649	4.0%	$(6,707,897)	(48.8)%

(1) PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS.

The following tables show the activity in the allowance for loan losses by category for the periods indicated.

	For the Year Ended December 31, 2015
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,392,065	$886,716	$159,353	$5,919,362	$8,357,496
Provision	53,694	549,462	617,658	(1,220,814)	—
Charge-Offs	(216,525)	(527,055)	(10,947)	(761,941)	(1,516,468)
Recoveries	93,949	154,030	7,884	1,178,242	1,434,105
Ending Balance	$1,323,183	$1,063,153	$773,948	$5,114,849	$8,275,133

	For the Year Ended December 31, 2014
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,706,643	$847,777	$426,658	$7,260,892	$10,241,970
Provision	(91,991)	352,305	(53,435)	243,121	450,000
Charge-Offs	(359,021)	(372,460)	(328,094)	(2,055,258)	(3,114,833)
Recoveries	136,434	59,094	114,224	470,607	780,359
Ending Balance	$1,392,065	$886,716	$159,353	$5,919,362	$8,357,496

	For the Year Ended December 31, 2013
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,521,559	$1,001,271	$618,919	$8,176,622	$11,318,371
Provision	1,030,237	(5,306)	(187,377)	1,807,827	2,645,381
Charge-Offs	(1,118,168)	(207,230)	(31,831)	(3,852,601)	(5,209,830)
Recoveries	273,015	59,042	26,947	1,129,044	1,488,048
Ending Balance	$1,706,643	$847,777	$426,658	$7,260,892	$10,241,970

(4)      Loans Receivable, Net, Continued

The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses as of the dates indicated.

	Allowance For Loan Losses
December 31, 2015	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,323,183	$1,323,183
Consumer	32,300	1,030,853	1,063,153
Commercial Business	—	773,948	773,948
Commercial Real Estate	49,300	5,065,549	5,114,849
Total	$81,600	$8,193,533	$8,275,133

	Allowance For Loan Losses
December 31, 2014	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,392,065	$1,392,065
Consumer	2,600	884,116	886,716
Commercial Business	—	159,353	159,353
Commercial Real Estate	472,400	5,446,962	5,919,362
Total	$475,000	$7,882,496	$8,357,496

The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable as of the dates indicated.

	Loans Receivable
December 31, 2015	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$2,922,105	$73,450,966	$76,373,071
Consumer	372,382	50,007,907	50,380,289
Commercial Business	162,201	12,351,932	12,514,133
Commercial Real Estate	9,190,640	190,892,485	200,083,125
Total	$12,647,328	$326,703,290	$339,350,618

	Loans Receivable
December 31, 2014	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$2,519,814	$74,763,003	$77,282,817
Consumer	218,232	50,172,992	50,391,224
Commercial Business	236,030	10,328,437	10,564,467
Commercial Real Estate	17,273,879	192,256,330	209,530,209
Total	$20,247,955	$327,520,762	$347,768,717

(4)       Loans Receivable, Net, Continued

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired management measures impairment and records the loan at fair value. Fair value is estimated using one of the following methods: fair value of the collateral less estimated costs to sale, discounted cash flows, or market value of the loan based on similar debt. The fair value of the collateral less estimated costs to sell is the most frequently used method. Typically, the Company reviews the most recent appraisal and if it is over 24 months old will request a new third party appraisal. Depending on the particular circumstances surrounding the loan, including the location of the collateral, the date of the most recent appraisal and the value of the collateral relative to the recorded investment in the loan, management may order an independent appraisal immediately or, in some instances, may elect to perform an internal analysis. The average balance of total impaired loans was $13.1 million for year ended December 31, 2015 compared to $22.2 million for the year ended December 31, 2014.

The following tables are a summary of information related to impaired loans as of and for the years ended December 31, 2015, 2014 and 2013.

	December 31, 2015
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,922,105	$3,033,735	$—	$3,014,807	$13,909
Consumer	120,889	129,188	—	130,202	—
Commercial Business	162,201	362,201	—	190,562	—
Commercial Real Estate	8,620,301	10,969,642	—	8,952,868	245,197
With An Allowance Recorded:
Residential Real Estate	—	—	—	—	—
Consumer	251,493	256,923	32,300	254,611	4,789
Commercial Business	—	—	—	—	—
Commercial Real Estate	570,339	577,139	49,300	579,418	31,684
Total
Residential Real Estate	2,922,105	3,033,735	—	3,014,807	13,909
Consumer	372,382	386,111	32,300	384,813	4,789
Commercial Business	162,201	362,201	—	190,562	—
Commercial Real Estate	9,190,640	11,546,781	49,300	9,532,286	276,881
Total	$12,647,328	$15,328,828	$81,600	$13,122,468	$295,579

(4)       Loans Receivable, Net, Continued

	December 31, 2014
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,519,814	$2,618,003	$—	$2,642,156	$—
Consumer	152,029	159,529	—	155,602	1,510
Commercial Business	236,030	436,030	—	413,653	—
Commercial Real Estate	13,721,964	18,088,149	—	14,980,690	297,839
With An Allowance Recorded:
Residential Real Estate	—	—	—	—	—
Consumer	66,203	66,203	2,600	67,522	4,867
Commercial Business	—	—	—	—	—
Commercial Real Estate	3,551,915	3,582,465	472,400	3,952,066	60,207
Total
Residential Real Estate	2,519,814	2,618,003	—	2,642,156	—
Consumer	218,232	225,732	2,600	223,124	6,377
Commercial Business	236,030	436,030	—	413,653	—
Commercial Real Estate	17,273,879	21,670,614	472,400	18,932,756	358,046
Total	$20,247,955	$24,950,379	$475,000	$22,211,689	$364,423

	December 31, 2013
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$3,936,316	$4,588,645	$—	$4,044,142	$31,704
Consumer	106,197	106,198	—	104,539	953
Commercial Business	19,775	19,775	—	19,896	389
Commercial Real Estate	21,810,347	26,775,853	—	23,618,648	886,737
With An Allowance Recorded:
Residential Real Estate	901,920	901,920	158,791	909,473	—
Consumer	169,294	169,294	103,109	170,499	5,173
Commercial Business	—	—	—	—	—
Commercial Real Estate	4,410,965	4,954,058	840,658	4,707,658	251,505
Total
Residential Real Estate	4,838,236	5,490,565	158,791	4,953,615	31,704
Consumer	275,491	275,492	103,109	275,038	6,126
Commercial Business	19,775	19,775	—	19,896	389
Commercial Real Estate	26,221,312	31,729,911	840,658	28,326,306	1,138,242
Total	$31,354,814	$37,515,743	$1,102,558	$33,574,855	$1,176,461

(4)       Loans Receivable, Net, Continued

In the course of resolving delinquent loans, the Bank may choose to restructure the contractual terms of certain loans. A troubled debt restructuring ("TDR") is a restructuring in which the Bank, for economic or legal reasons related to a borrower’s financial difficulties, grants a concession to a borrower that it would not otherwise consider (FASB ASC Topic 310-40).  The concessions granted on TDRs generally include terms to reduce the interest rate, extend the term of the debt obligation, or modify the payment structure on the debt obligation. The Bank grants such concessions to reassess the borrower’s financial status and develop a plan for repayment.  All TDRs are included in impaired loans at December 31, 2015 and 2014 and amounted to $6.7 million and $9.6 million, respectively.

Loans on nonaccrual status at the date of modification are initially classified as nonaccrual TDRs. Loans on accruing status at the date of concession are initially classified as accruing TDRs if the note is reasonably assured of repayment and performance is expected in accordance with its modified terms. Such loans may be designated as nonaccrual loans subsequent to the concession date if reasonable doubt exists as to the collection of interest or principal under the restructuring agreement. Nonaccrual TDRs are returned to accruing status when there is economic substance to the restructuring, there is documented credit evaluation of the borrower's financial condition, the remaining balance is reasonably assured of repayment in accordance with its modified terms, and the borrower has demonstrated sustained repayment performance in accordance with the modified terms for a reasonable period of time (generally a minimum of six months).

The following table is a summary of loans restructured as TDRs during the periods indicated:

	For the Year Ended December 31, 2015
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Residential Real Estate	—	$—	$—
Consumer Loans	1	36,460	36,460
Commercial Business	—	—	—
Commercial Real Estate	6	922,000	922,000
Total	7	958,460	958,460

	For the Year Ended December 31, 2014			For the Year Ended December 31, 2013
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Residential Real Estate	—	$—	$—	—	$—	$—
Consumer Loans	—	—	—	—	—	—
Commercial Business	—	—	—	1	32,850	32,850
Commercial Real Estate	2	186,188	186,188	4	1,409,693	1,409,693
Total	2	186,188	186,188	5	1,442,543	1,442,543

(4)       Loans Receivable, Net, Continued

During the year ended December 31, 2015, the Bank modified seven loans that were considered to be TDRs. The Bank lowered the interest rate on three of the loans to allow the borrowers to begin making monthly principal and interest payments on the loans and changed the monthly payment to an interest only payment for an agreed upon period for the other four loans. During the year ended December 31, 2014, the Bank modified two loans that were considered TDRs by lowering the interest rate on both loans. During the year ended December 31, 2013, the Bank modified five loans that were considered to be TDRs. The Bank lowered the interest rate on each of these loans and changed the payment to interest only on for an agreed upon period on three of these loans.

The following table is a summary of TDRs restructured during the periods indicated that subsequently defaulted during the same period:

	For the Year Ended December 31,
	2015		2014		2013
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Residential Real Estate	—	$—	—	$—	—	$—
Consumer Loans	—	—	—	—	—	—
Commercial Business	—	—	—	—	—	—
Commercial Real Estate	2	30,713	1	66,138	1	146,267
Total	2	$30,713	1	$66,138	1	$146,267

At December 31, 2015, six previously restructured loans were in default, including two which had been restructured in the last 12 months. At December 31, 2014, seven loans that had been previously restructured were in default, including one which had been restructured within the last 12 months. At December 31, 2013, five previously restructured loans were in default, including one which had been restructured during the same period. The Bank considers any loan 30 days or more past due to be in default.

Our policy with respect to accrual of interest on loans restructured in a TDR follows relevant supervisory guidance.  That is, if a borrower has demonstrated performance under the previous loan terms and shows capacity to perform under the restructured loan terms, continued accrual of interest at the restructured interest rate is likely.  If a borrower was materially delinquent on payments prior to the restructuring but shows capacity to meet the restructured loan terms, the loan will likely continue as nonaccrual going forward.  Lastly, if the borrower does not perform under the restructured terms, the loan is placed on nonaccrual status.

We will continue to closely monitor these loans and will cease accruing interest on them if management believes that the borrowers may not continue performing based on the restructured note terms.  If, after previously being classified as a TDR, a loan is restructured a second time, then that loan is automatically placed on nonaccrual status.  Our policy with respect to nonperforming loans requires the borrower to become current and then make a minimum of six consecutive payments in accordance with the loan terms before that loan can be placed back on accrual status.  Further, the borrower must show capacity to continue performing into the future prior to restoration of accrual status.